As filed with the Securities and Exchange Commission on July 25, 1997
                                         Registration No. 2-98384
                                                         811-3930
===========================================================================


               SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549
                        ________________

                POST-EFFECTIVE AMENDMENT NO. 12
                               TO
                            FORM S-6
                        ________________

           FOR REGISTRATION UNDER THE SECURITIES ACT
        OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                   REGISTERED ON FORM N-8B-2
                   _________________________

A.   Exact name of trust:
                   Keyport Variable Account I

B.   Name of depositor:
                 Keyport Life Insurance Company

C.   Complete address of depositor's principal executive offices:
                        125 High Street
                  Boston, Massachusetts 02110

D.   Name and complete address of agent for service:
           James J. Klopper, Vice President & Counsel
                 Keyport Life Insurance Company
                        125 High Street
                  Boston, Massachusetts 02110

                            copy to:
                      Joan E. Boros, Esq.
                     Katten Munchin & Zavis
               1025 Thomas Jefferson Street, N.W.
                      Washington, DC 20007

E.  Title and amount of securities being registered:
   Individual Single Premium Variable Life Insurance Policies

    Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Investment Company Act
    Rule 24f-2 (17 CFR 270.24f-2) and the Rule 24f-2 Notice for Registrant's fiscal year 1996 was filed February 28, 1997.

It is proposed that this filing will become effective:
(X)  immediately upon filing pursuant to paragraph (b) of Rule 485
( )  on [date] pursuant to paragraph (b) of Rule 485
( )  60 days after filing pursuant to paragraph (a)(1) of Rule 485
( )  on [date] pursuant to paragraph (a)(1) of rule 485

===========================================================================

This Amendment No. 12 to the Registration Statement on Form S-6 which initially became effective on January 21, 1986 (the "Registration Statement") relates only to the represention included herein and does not otherwise delete, amend, or supersede any information contained in Post-Effective Amendment No. 11 to the Registration Statement.

Financial Statements are not included in this Post-Effective Amendment to the Registration Statement. Financial statements are provided to policyholders each year pursuant to the requirements as set forth in the SEC no-action response to Great-West Life and Annuity Co. (pub. avail. October 23, 1990) upon which Registrant is relying.


                                  PART II

                        UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


Representation

      Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, KEYPORT VARIABLE ACCOUNT I and KEYPORT LIFE INSURANCE COMPANY, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Boston and Commonwealth of Massachusetts, on the 25 day of July, 1997.

                                  KEYPORT VARIABLE ACCOUNT I
                                        (Registrant)


                              BY: KEYPORT LIFE INSURANCE COMPANY
                                        (Depositor)

                              BY: /s/John W. Rosensteel
                                  John W. Rosensteel
                                  President





*BY: /s/James J. Klopper           July 25, 1997
     James J. Klopper              Date
     Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Rosensteel pursuant to power of attorney duly executed by him and included in Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed on or about April 28, 1995 (File Nos. 2-98384; 811-3930).

     Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


KENNETH R. LEIBLER*         JOHN W. ROSENSTEEL*
KENNETH R. LEIBLER          JOHN W. ROSENSTEEL
Chairman of the Board       President
                            (Principal Executive Officer)


FREDERICK R. BALLOU*        PAUL H. LEFEVRE, JR.*
FREDERICK R. BALLOU         PAUL H. LEFEVRE, JR.
Director                    Senior Vice President
                            (Principal Financial Officer)


FREDERICK LIPPITT*
FREDERICK LIPPITT
Director


ERSKINE N. WHITE*
ERSKINE N. WHITE
Director


JOHN W. ROSENSTEEL*
JOHN W. ROSENSTEEL
Director



*By: /s/James J. Klopper           July 25, 1997
     James J. Klopper               Date
     Attorney-in-Fact



* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included in Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed on or about April 28, 1995 (File Nos. 2-98384; 811-3930).